Note 29 - Provisions	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of provisions [text block]
29	Provisions

Site restoration

Site restoration relates to the estimated cost of closing down the mines and projects and represent the site and environmental restoration costs, estimated to be paid as a result of mining activities or previous mining activities. For the Blanket Mine site restoration costs are capitalsed in property, plant and equipment with an increase in the provision at the net present value of the estimated future and inflated cost of site rehabilitation. Subsequently the capitalised cost are amortised over the life of the mine and the provision is unwound over the period to estimated restoration. For properties in the exploration and evaluation phase, such as the Bilboes, Maligreen and Motapa projects, site restoration costs are capitalised in exploration and evaluation assets with an increase in the provision at the undiscounted value of the estimated cost of site rehabilitation.  Subsequently the costs capitalised are not amortised and the provision is not unwound.

Reconciliation of site restoration provisions	2024	2023
Blanket Mine
Balance January 1	4,766	2,823
Unwinding of discount (note 18)	197	109
Change in estimate (Blanket Mine) (note 18)	317	1,834
Balance December 31	5,280	4,766

Motapa, Maligreen and Bilboes Gold
Balance January 1	6,219	135
Change in estimate (Motapa) (note 17)	(882)	1,466
Change in estimate (Maligreen) (note 17)	8	152
Change in estimate (Bilboes Gold) (note 17)	(961)	4,466
Balance December 31	4,384	6,219

Total balance December 31	9,664	10,985

Current	–	–
Non-current	9,664	10,985
	9,664	10,985

The discount rate in calculating the present value of the Blanket Mine provision is 4.86% (2023: 4.14%) and is based on a risk-free rate and cash flows are estimated at an average 2.14% inflation (2023: 2.40%). The gross rehabilitation costs, before discounting, amounted to $7,491 (2023: $5,629) for Blanket Mine as at December 31, 2024.

The undiscounted gross rehabilitation costs for exploration and evaluation assets as at December 31, 2024, amounted to $3,505 (2023: $4,466) for Bilboes Holdings, $584 (2023: $1,466) for Motapa and $295 (2023: $287) for Maligreen.